SCHEDULE IV (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Assumed premiums earned	$ 34.5	$ 38.0	$ 70.4
Reinsurance ceded	(187.9)	(240.5)	(237.1)
Insurance policy income	$ 2,629.7	$ 2,744.7	$ 2,755.4